Equity - Equity Components (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance		$ 5,265	$ 5,217	$ 5,259	$ 5,568
Share capital
Balance		175	175	175	177
Share premium
Balance		615	615	615	614
Capital redemption reserve
Balance		20	20	20	18
Treasury shares
Balance	[1]	(66)	(94)	(118)	$ (120)
Retained earnings and other reserves
Balance		$ 4,521	$ 4,501	$ 4,567

[1]	Refer to Note 19.2 for further information.